Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 19.

John Roth is manager of VIP Consumer Industries Portfolio, which he has managed since June 2004. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

VIPFCI-04-07 September 20, 2004
1.765122.116

Matthew Friedman is manager of VIP Cyclical Industries Portfolio and VIP Natural Resources Portfolio, which he has managed since May 2004 and June 2004, respectively. Since joining Fidelity Investments in 1999, Mr. Friedman has worked as a research analyst and manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Matthew Fruhan is manager of VIP Financial Services Portfolio, which he has managed since April 2004. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Stock Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Growth Stock Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGRS-04-01 September 20, 2004
1.798014.100

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2
Real Estate Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Real Estate Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VREA-04-01 September 20, 2004
1.798012.100

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2
Strategic Income
Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Strategic Income Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPSI-04-01 September 20, 2004
1.805596.100

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2
Value Leaders Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Value Leaders Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VVL-04-01 September 20, 2004
1.798016.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

VIPIC-04-01 September 20, 2004
1.483793.125

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Real Estate Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

VIPINAGVV-04-01 September 20, 2004
1.798018.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio, will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPSC-04-01 September 20, 2004
1.483794.122

Supplement to the
Fidelity® Variable
Insurance Products
Service Class 2
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of a proxy statement.

VIP2C-04-01 September 20, 2004
1.741913.120